SHARE-BASED PAYMENT (Details 3) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Number of options, Outstanding at beginning balance		1,549,600	1,552,383
Weighted average of exercise price, Outstanding at beginning balance	[1]	$ 4.6	$ 4.6
Number of options, Granted		913,000	50,000
Weighted average of exercise price, Granted	[1]	$ 0.9	$ 3.9
Number of options, Expired		(90,200)	(16,000)
Weighted average of exercise price, Expired	[1]	$ 4.3	$ 3.3
Number of options, Forfeited		(300,300)	(36,783)
Weighted average of exercise price, Forfeited	[1]	$ 3.8	$ 4.5
Number of options, Outstanding at ending balance		2,072,100	1,549,600
Weighted average of exercise price, Outstanding at ending balance	[1]	$ 2.9	$ 4.6
Number of options, Exercisable		1,127,537	1,367,033
Weighted average of exercise price, Exercisable	[1]	$ 4.6	$ 4.4

[1]	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2023 and 2022, respectively.